Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2016

Cost:

Computers and software	$1,173	$1,046
Office furniture and equipment	721	693
Leasehold improvements	519	381
Motor Vehicles	299	340

	$2,712	$2,460

Accumulated Depreciation:

Computers and software	$989	$900
Office furniture and equipment	536	492
Leasehold improvements	307	280
Motor Vehicles	229	274

	$2,061	$1,946

Property and equipment, net	$651	$514

Depreciation expenses amounted to $188, $184 and $ 142 for the years ended on December 31, 2017, 2016 and 2015, respectively.